Note 1 - Organization and Basis of Presentation: Going Concern (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Going Concern

Going Concern

The Company’s unaudited consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business.  The Company has incurred substantial losses from operations and has a working capital deficit, which history and circumstance raise substantial doubt as to the Company’s ability to continue as a going concern. For the six months ended June 30, 2013, the Company had a net loss of $(766,422) and accumulated deficit of $7,032,453. The Company has raised sufficient funds through the private sale of participating units to acquire working interests in nine oil and gas wells. Six of the wells are currently producing as of June 30, 2013.  Total gross revenue generated from these six wells during the six months ended June 30, 2013 amounted to $85,885.  In addition, the Company on March 1, 2013 acquired Goldfield International, Inc. which had net sales for the four months ended June 30, 2013 of $194,490 and gross profit during the four month period of $18,865.  The net revenue generated from current operations in not sufficient to pay Company debts currently due or to fund future operations. The Company is seeking to raise additional funds; however, there is no assurance that the necessary funds will be raised or even if the funds are raised, that the funds received will be to sufficient to fund future operations until such time that the Company’s operations become profitable. Until such time as funding is obtained and/or positive results from operations materialize, doubt about the Company’s ability to continue as a going concern may remain.